Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	4
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-281130 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables			Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,645,740,999.46	43,700			55.3 months

	Dollar Amount	Note Interest Rate			Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$320,400,000.00	4.057%	%		October 15, 2026
Class A-2a Notes	$325,000,000.00	3.88%	%		June 15, 2028
Class A-2b Notes	$217,400,000.00	4.28385%	%	*	June 15, 2028
Class A-3 Notes	$542,400,000.00	3.91%	%		April 15, 2030
Class A-4 Notes	$94,800,000.00	3.95%	%		July 15, 2031
Class B Notes	$47,370,000.00	4.24%	%		July 15, 2031
Class C Notes	$31,570,000.00	0.00%	%		March 15, 2033
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.30%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$6,785,528.93

Principal:
Principal Collections	$34,643,245.80
Prepayments in Full	$17,238,620.85
Liquidation Proceeds	$41,071.36
Recoveries	$1,500.00
Sub Total	$51,924,438.01
Collections	$58,709,966.94

Purchase Amounts:
Purchase Amounts Related to Principal	$287,036.17
Purchase Amounts Related to Interest	$1,214.99
Sub Total	$288,251.16

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$58,998,218.10

Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	4
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$58,998,218.10
Servicing Fee	$1,245,044.37	$1,245,044.37	$0.00	$0.00	$57,753,173.73
Interest - Class A-1 Notes	$577,440.93	$577,440.93	$0.00	$0.00	$57,175,732.80
Interest - Class A-2a Notes	$1,050,833.33	$1,050,833.33	$0.00	$0.00	$56,124,899.47
Interest - Class A-2b Notes	$801,960.52	$801,960.52	$0.00	$0.00	$55,322,938.95
Interest - Class A-3 Notes	$1,767,320.00	$1,767,320.00	$0.00	$0.00	$53,555,618.95
Interest - Class A-4 Notes	$312,050.00	$312,050.00	$0.00	$0.00	$53,243,568.95
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$53,243,568.95
Interest - Class B Notes	$167,374.00	$167,374.00	$0.00	$0.00	$53,076,194.95
Second Priority Principal Payment	$7,430,311.71	$7,430,311.71	$0.00	$0.00	$45,645,883.24
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$45,645,883.24
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$45,645,883.24
Regular Principal Payment	$157,858,465.22	$45,645,883.24	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$58,998,218.10

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$7,430,311.71
Regular Principal Payment					$45,645,883.24
Total					$53,076,194.95

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$53,076,194.95	$165.66	$577,440.93	$1.80	$53,653,635.88	$167.46
Class A-2a Notes	$0.00	$0.00	$1,050,833.33	$3.23	$1,050,833.33	$3.23
Class A-2b Notes	$0.00	$0.00	$801,960.52	$3.69	$801,960.52	$3.69
Class A-3 Notes	$0.00	$0.00	$1,767,320.00	$3.26	$1,767,320.00	$3.26
Class A-4 Notes	$0.00	$0.00	$312,050.00	$3.29	$312,050.00	$3.29
Class B Notes	$0.00	$0.00	$167,374.00	$3.53	$167,374.00	$3.53
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$53,076,194.95	$33.62	$4,676,978.78	$2.96	$57,753,173.73	$36.58

Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	4

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$165,288,776.93	0.5158826	$112,212,581.98	0.3502265
Class A-2a Notes	$325,000,000.00	1.0000000	$325,000,000.00	1.0000000
Class A-2b Notes	$217,400,000.00	1.0000000	$217,400,000.00	1.0000000
Class A-3 Notes	$542,400,000.00	1.0000000	$542,400,000.00	1.0000000
Class A-4 Notes	$94,800,000.00	1.0000000	$94,800,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,423,828,776.93	0.9017624	$1,370,752,581.98	0.8681474

Pool Information
Weighted Average APR	5.240% %	5.257% %
Weighted Average Remaining Term	53.09	52.37
Number of Receivables Outstanding	41,332	40,453
Pool Balance	$1,494,053,249.22	$1,441,672,921.00
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,434,813,563.34	$1,384,828,465.22
Pool Factor	0.9078301	0.8760023

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,371.48
Yield Supplement Overcollateralization Amount	$56,844,455.78
Targeted Overcollateralization Amount	$88,423,427.65
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$70,920,339.02

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,371.48
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,371.48
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,371.48

Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	4
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		73	$170,354.04
(Recoveries)		1	$1,500.00
Net Loss for Current Collection Period			$168,854.04
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1356%	%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0003%	%
Second Prior Collection Period			0.0159%	%
Prior Collection Period			0.0064%	%
Current Collection Period			0.1380%	%
Four Month Average (Current and Prior Three Collection Periods)			0.0402%	%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		209	$199,543.30
(Cumulative Recoveries)			$1,500.00
Cumulative Net Loss for All Collection Periods			$198,043.30
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0120%	%

Average Realized Loss for Receivables that have experienced a Realized Loss			$954.75
Average Net Loss for Receivables that have experienced a Realized Loss			$947.58

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.62% %	215	$8,920,355.04
61-90 Days Delinquent	0.10% %	34	$1,457,695.46
91-120 Days Delinquent	0.02% %	5	$244,074.95
Over 120 Days Delinquent	0.00% %	0	$0.00
Total Delinquent Receivables	0.74% %	254	$10,622,125.45

Repossession Inventory:
Repossessed in the Current Collection Period		10	$478,510.43
Total Repossessed Inventory		17	$744,817.23

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0237%	%
Prior Collection Period			0.0508%	%
Current Collection Period			0.0964%	%
Three Month Average			0.0570%	%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.55%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1180%	%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	4

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	171	$7,842,987.65
2 Months Extended	161	$7,560,230.19
3+ Months Extended	15	$751,509.84

Total Receivables Extended	347	$16,154,727.68
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer